Income tax expense (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended				30 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Jun. 30, 2027	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Income Taxes
Income tax rate (as a percent)	5.00%	5.00%
Period of statute of limitations, if underpayment of income taxes is due to computational errors	3 years	3 years
Beneficial Tax Rate					15.00%	10.00%
Percentage of reduction in income tax exemption	50.00%	50.00%
Components of income tax expense
Income tax expense	¥ 2,315,515	$ 317,224,000	¥ 1,866,004	¥ 1,758,810
Undistributed earnings of the Group's subsidiaries and the VIEs in the PRC	12,410,000					¥ 12,410,000
Provision for the Chinese dividend withholding taxes	0		0
Deferred income tax liability not recorded in respect of undistributed earnings	620,700					620,700
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of income(loss) of equity method investees	9,987,480		9,987,002	8,077,204
Computed income tax expense at PRC EIT tax rate	2,496,870		2,496,751	2,019,301
Effect of non-deductible expenses, including:
Share-based compensation expenses	123,223		153,469	74,676
Other non-deductible expenses	20,660		14,653	42,960
Effect of different tax rates of subsidiaries operating in other jurisdictions	(73,738)		(53,121)	(236,479)
Effect of tax holidays and preferential tax rates granted to PRC entities	(851,865)		(824,300)	(927,595)
Effect of non-taxable income	(60,717)		(20,279)	(162,051)
Change in valuation allowance	11,222		(49,919)	198,761
Tax on dividends and undistributed earnings	649,860		148,750	749,237
Income tax expense	2,315,515	$ 317,224,000	1,866,004	1,758,810
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect	851,865		824,300	¥ 927,595
Deferred tax assets:
Net operating loss carry forwards	455,594		450,280			455,594
Allowance for doubtful debts	23,802		25,022			23,802
Impairment of other investments	18,774		21,197			18,774
Inventory write-down	123,762		174,547			123,762
Deferred income	528,094		438,494			528,094
Impairment of long-lived assets	176,607		179,153			176,607
Others	7,763		8,873			7,763
Less: valuation allowance	(653,367)		(612,549)			(653,367)
Total deferred tax assets-non current	681,029		685,017			681,029		$ 93,301,000
Deferred tax liability:
Fair value adjustments of long-lived assets from business acquisition	482,128		508,669			482,128
Withholding tax on undistributed earnings	300,000		150,000			300,000
Others	1,735		33,823			1,735
Total deferred tax liability-non-current	¥ 783,863		¥ 692,492			¥ 783,863
Class A and Class B ordinary share
Aggregate amount and per share effect of the tax holidays and tax concessions
Per share effect - basic (in dollars per share) | ¥ / shares	¥ 8.03		¥ 7.45	¥ 7.29
Per share effect - diluted (in dollars per share) | ¥ / shares	¥ 7.9		¥ 7.32	¥ 7.24
China operations
Components of income tax expense
Current tax	¥ 2,220,156		¥ 1,750,493	¥ 1,709,300
Deferred tax	95,359		115,511	49,510
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of income(loss) of equity method investees	9,788,828		9,825,456	7,254,315
Non-China operations
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of income(loss) of equity method investees	¥ 198,652		161,546	¥ 822,889
Guangzhou Pinwei Software Co., Ltd
Income Taxes
Income tax beneficial rate	15.00%	15.00%
HNTE qualification reapplication period	3 years	3 years
Cayman Islands
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%	0.00%
Hong Kong | First Two Million Hong Kong Dollars Of Profit
Income Taxes
Current rate of taxation (as a percent)	8.25%	8.25%
Hong Kong | After Two Million Hong Kong Dollars Of Profit
Income Taxes
Current rate of taxation (as a percent)	16.50%	16.50%
People's Republic of China
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
Period of statute of limitations under special circumstances not clearly defined	5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations	¥ 100	$ 13,700
Period of statute of limitations in case of transfer pricing related adjustment	10 years	10 years
Components of income tax expense
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)	10.00%	10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)	25.00%					25.00%		25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)	5.00%	5.00%
Accrued withholding tax	¥ 649,900		148,800			¥ 649,900
Undistributed earnings of the Group's subsidiaries and the VIEs in the PRC	499,900					499,900	¥ 300,000
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs	470,600		301,700			470,600
People's Republic of China | Tax Year 2023 to 2027
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs	¥ 1,750,000		¥ 1,900,000			¥ 1,750,000
People's Republic of China | Vipshop Jianyang
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Guangzhou Software Co Ltd
Income Taxes
Income tax beneficial rate	12.50%	12.50%
People's Republic of China | Chongqing Vipshop E Commerce Co Ltd
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
Singapore
Income Taxes
Current rate of taxation (as a percent)	17.00%	17.00%